                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)                     DESCRIPTION                     COUPON      MATURITY        VALUE
-------   ------------------------------------------   ------------   --------   --------------
          MUNICIPAL BONDS 189.8%
          ALABAMA 5.1%
$ 1,000   Birmingham Baptist Med Ctr AL
             Baptist Hlth Sys Ser A ................          5.875%  11/15/24   $    1,026,500
  3,695   Gadsden, AL Wts Ser B (AMBAC
             Insd) (a) .............................          5.250   08/01/21        4,031,763
  1,725   Huntsville-Redstone Vlg, AL Spl
             Care Fac Fin Auth Redstone Vlg
             Proj ..................................          5.500   01/01/43        1,526,573
  4,000   Jefferson Cnty, AL Swr Rev Cap
             Impt Wts (FGIC Insd)
             (Prerefunded @ 8/01/12) ...............          5.125   02/01/42        4,410,760
  2,255   Marshall Cnty, AL Hlthcare Ser C .........          6.000   01/01/32        2,343,644
  6,725   University of AL at Birmingham
             Hosp Rev Ser A (AMBAC
             Insd) (b) .............................          5.000   09/01/36        6,768,982
  9,850   University of AL at Birmingham
             Hosp Rev Ser A (MBIA
             Insd) (b) .............................          5.000   09/01/41        9,907,613
                                                                                 --------------
                                                                                     30,015,835
                                                                                 --------------
          ALASKA 1.1%
  2,000   Alaska St Intl Arpt Rev Ser B
             (AMBAC Insd) (Prerefunded @
             10/01/12) .............................          5.750   10/01/17        2,266,640
  1,000   Matanuska-Susitna Boro, AK Ctf
             Partn Pub Safety Bldg Lease
             (FSA Insd) ............................          5.750   03/01/16        1,064,400
  3,870   Northern Tob Sec Corp AK Tob
             Settlement Rev Asset Bkd Ser
             A .....................................          5.000   06/01/46        3,258,927
                                                                                 --------------
                                                                                      6,589,967
                                                                                 --------------
          ARIZONA 3.2%
  1,425   Arizona Cap Fac Fin Corp Student
             Hsg Rev AZ St Univ Proj ...............          6.250   09/01/32        1,453,457
  1,000   Arizona Hlth Fac Auth Hosp Sys
             Rev John C Lincoln Hlth
             Network (Prerefunded @
             12/01/12) .............................          6.375   12/01/37        1,169,600

  1,650   Glendale, AZ Indl Dev Auth Rfdg ..........          5.000   12/01/35        1,538,559
  2,000   Goodyear, AZ McDowell Rd Coml
             Corridor Impt Dist Impt (AMBAC
             Insd) .................................          5.250   01/01/32        2,039,140
  2,300   Pima Cnty, AZ Indl Dev Auth Wtr
             & Wastewtr Rev Global Wtr
             Resh LLC Proj (AMT) ...................          6.550   12/01/37        2,250,504
  1,000   Salt Verde Fin Corp Gas Rev A
             Sr ....................................          5.250   12/01/22        1,021,370
  9,750   University of AZ Med Ctr Corp ............          5.000   07/01/35        9,336,015
                                                                                 --------------
                                                                                     18,808,645
                                                                                 --------------
          ARKANSAS 0.4%
  2,310   Arkansas St Dev Fin Auth Rev St
             Agy Fac Donaghey Plaza Proj
             (FSA Insd) ............................          5.000   06/01/34        2,383,828
                                                                                 --------------
          CALIFORNIA 30.9%
    650   Aliso Viejo, CA Cmnty Fac Dist
             Spl Tax No 2005-01 Glenwood
             at Aliso ..............................          6.000   09/01/38          651,606
  4,000   Anaheim, CA Pub Fin Auth Lease
             Rev Cap Apprec Sub Pub Impt
             Proj Ser C (FSA Insd) .................            *     09/01/20        2,347,640
  5,000   Anaheim, CA Pub Fin Auth Rev
             Elec Sys Dist Fac Ser A (FSA
             Insd) .................................          5.000   10/01/31        5,202,250
  2,100   Bay Area Govt Assn CA Rev Tax
             Alloc CA Redev Pool Ser A
             (XLCA Insd) ...........................          5.250   09/01/35        2,131,983
  1,875   California Cnty, CA Tob Sec Agy
             Tob Asset Bkd Merced Cnty
             Rfdg Ser A ............................          5.250   06/01/45        1,662,469
    350   California Hlth Fac Fin Auth Rev
             Casa De Las Ser A (MBIA Insd)
             (Prerefunded @ 8/01/08) (a) ...........          5.250   08/01/17          355,551
  1,000   California Hlth Fac Fin Auth Rev
             Kaiser Permanente Ser A ...............          5.000   04/01/37          986,330
  3,000   California Hsg Fin Agy Rev Home
             Mtg Ser G (AMT) (b) ...................          4.950   08/01/23        3,006,945
  2,000   California Hsg Fin Agy Rev Home
             Mtg Ser G (AMT) (b) ...................          5.050   02/01/29        2,004,630
  6,000   California Hsg Fin Agy Rev Home
             Mtg Ser I (AMT) (b) ...................          4.800   08/01/36        5,675,160
  1,350   California Hsg Fin Agy Rev Home
             Mtg Ser M (AMT) (b) ...................          4.700   08/01/36        1,247,288
  1,000   California Pollutn Ctl Fin Auth

             Solid Waste Disp Rev Waste
             Mgmt Inc Proj Ser B (AMT) .............          5.000   07/01/27          928,360
    510   California St (AMBAC Insd) ...............          5.125   10/01/27          514,886
  3,705   California St Dept Wtr Res Pwr
             Ser A (MBIA Insd) (Prerefunded
             @ 5/01/12) (a) ........................          5.375   05/01/21        4,159,085
  2,000   California St Dept Wtr Res Pwr
             Ser A (MBIA Insd) (Prerefunded
             @ 5/01/12) ............................          5.375   05/01/22        2,245,120
  2,000   California St Dept Wtr Res Pwr
             Ser A (Prerefunded @
             5/01/12) ..............................          6.000   05/01/15        2,295,160
  5,295   California St Econ Rec Ser A .............          5.000   07/01/17        5,682,647
  1,995   California St Pub Wks Brd UCLA
             Replacement Hosp Ser A (FSA
             Insd) .................................          5.375   10/01/20        2,170,341
  5,000   California St Rfdg .......................          5.000   08/01/28        5,060,800
  5,000   California St Univ Rev Sys wide
             Ser A (AMBAC Insd) ....................          5.000   11/01/23        5,214,950
  7,565   California St Veterans Ser CD
             (AMT) (b)..............................          4.600   12/01/32        7,600,277
  2,650   California Statewide Cmnty Dev
             Auth Ctf Partn (Prerefunded @
             11/01/09) (Acquired 11/23/99,
             Cost $2,650,000) (c) ..................          7.250   11/01/29        2,919,902
  1,000   California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A ............................          5.250   07/01/30          973,620
  1,000   California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A ............................          5.250   07/01/35          957,270
  1,000   California Statewide Cmnty Dev
             Auth Rev Front Porch Cmnty &
             Svc Ser A (d) .........................          5.125   04/01/37          935,440
  2,000   California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A ............................          5.000   03/01/30        1,982,760
  2,500   California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A ............................          5.000   03/01/35        2,432,975
  5,100   California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser A (b) .............................          5.000   04/01/31        5,101,760
  2,300   California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente

             Ser B .................................          5.000   03/01/41        2,259,704
  3,200   California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B .................................          5.250   03/01/45        3,216,576
  3,805   California Statewide Cmnty Dev
             Auth Rev Sutter Hlth Ser A ............          5.000   11/15/43        3,743,625
  3,500   Capistrano, CA Uni Sch Dist
             (FGIC Insd) ...........................          5.000   09/01/29        3,497,550
    450   Daly City, CA Hsg Dev Fin Agy
             Mobile Home Pk Rev Third
             Tier Franciscan Rfdg Ser C ............          6.500   12/15/47          427,649
 27,810   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg ...........            *     01/15/33
                                                                                      6,414,098
 18,000   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg
             (MBIA Insd) (a) .......................            *     01/15/25        6,946,560
  6,000   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Sr Lien
             Ser A (e) .............................            *     01/01/18        4,142,820
    225   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Sr Lien
             Ser A (Prerefunded @
             1/01/10) ..............................          7.150   01/01/13          249,615
  5,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Enhanced Ser
             A .....................................          5.000   06/01/45        4,815,700
  5,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Enhanced Ser A
             (FGIC Insd) ...........................          5.000   06/01/35        4,966,500
 18,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Enhanced
             Ser A (b) .............................          5.000   06/01/38       17,846,100
  1,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A-1 ................          5.125   06/01/47          866,330
  1,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A-1 ................          5.750   06/01/47          958,680
  3,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A-1 (b)                       5.750   06/01/47        2,884,318
  1,000   Hesperia, CA Pub Fin Auth Rev
             Redev & Hsg Proj Ser A (XLCA
             Insd) .................................          5.000   09/01/37          987,020
  2,635   Imperial Irr Dist CA Ctf Partn Elec
             Sys Proj (FSA Insd) ...................          5.250   11/01/23        2,787,962
 13,800   Los Angeles, CA Uni Sch Dist
             Rfdg Ser A-1 (MBIA Insd) (b) ..........          4.500   01/01/28       13,436,370

  2,350   Quechan Indian Tribe Ft Yuma
             Indian Reservation CA & Govt
             Proj ..................................          7.000   12/01/27        2,351,363
  1,600   Rancho Mirage, CA Jt Pwr Fin
             Auth Rev Eisenhower Med Ctr
             Ser A .................................          5.000   07/01/47        1,553,312
  1,375   San Bernadino, CA Jt Pwr Fin
             Auth Alloc Rev Cent City
             Merged Proj Rfdg Ser A
             (AMBAC Insd) (a) ......................          5.750   07/01/20        1,593,996
  1,000   San Joaquin Hills, CA Transn
             Corridor Agy Toll Rd Rev Cap
             Apprec Rfdg Ser A (MBIA
             Insd) .................................            *     01/15/27          352,310
  1,000   San Joaquin Hills, CA Trans
             Corridor Agy Toll Rd Rev Cap
             Apprec Rfdg Ser A (MBIA
             Insd) .................................            *     01/15/28          328,950
  1,000   Southern CA Pub Pwr Auth Nat
             Gas Proj Rev No 1 Ser A ...............          5.250   11/01/22        1,044,730
  4,290   Tobacco Sec Auth Northn CA Tob
             Settlement Rev Asset Bkd Ser
             A-1 ...................................          5.375   06/01/38        3,919,902
  3,050   Tobacco Sec Auth Northn CA Tob
             Settlement Rev Asset Bkd Ser
             A-1 ...................................          5.500   06/01/45        2,804,505
  3,200   Tobacco Sec Auth Southn CA
             Tob Settlement Sr Ser A-1 .............          5.000   06/01/37        2,758,592
  8,350   Tobacco Sec Auth Southn CA
             Tob Settlement Sr Ser A-1 .............          5.125   06/01/46        7,241,203
                                                                                 --------------
                                                                                    180,843,245
                                                                                 --------------
          COLORADO 5.2%
    425   Colorado Hlth Fac Auth Hlth &
             Residential Care Fac Volunteers
             of Amer Care Ser A ....................          5.300   07/01/37          372,228
  4,500   Colorado Hlth Fac Auth Rev
             Adventist Hlth Sunbelt Rfdg Ser
             D (b) .................................          5.250   11/15/27        4,641,863
  1,000   Colorado Hlth Fac Auth Rev
             Catholic Hlth Initiatives Ser
             A (e) .................................          5.500   03/01/32        1,072,310
  2,250   Colorado Hlth Fac Auth Rev
             Covenant Retirement Cmnty
             Inc ...................................          5.000   12/01/35        1,992,802
  1,000   Colorado Hlth Fac Auth Rev

             Evangelical Lutheran Ser A ............          5.250   06/01/34          993,570
  3,700   Colorado Hlth Fac Auth Rev Hlth
             Fac Evangelical Lutheran ..............          5.000   06/01/35        3,537,866
  1,125   Colorado Hlth Fac Auth Rev Hosp
             Portercare Adventist Hlth
             (Prerefunded @ 11/15/11) ..............          6.500   11/15/31        1,294,909
  4,000   Colorado Springs, CO Util Rev
             Sys Sub Lien Impt Rfdg Ser A ..........          5.000   11/15/29        4,061,040
    100   Jefferson Cnty, CO Residential
             Mtg Rev (a) (e) .......................          9.000   09/01/12          126,107
    265   Jefferson Cnty, CO Residential
             Mtg Rev (a) (e) .......................         11.500   09/01/08          278,992
    300   Jefferson Cnty, CO Residential
             Mtg Rev (a) (e) .......................         11.500   09/01/09          342,258
    340   Jefferson Cnty, CO Residential
             Mtg Rev (a) (e) .......................         11.500   09/01/10          414,932
    220   Jefferson Cnty, CO Residential
             Mtg Rev (a) (e) .......................         11.500   09/01/11          285,085
  1,000   Montezuma Cnty, CO Hosp Dist
             Hlth Fac Enterprise Hosp Rfdg .........          5.900   10/01/37          940,880
  1,000   Park Creek Metro Dist CO Rev Sr
             Ltd Tax Ppty Tax Rfdg .................          5.500   12/01/30          983,950
  2,000   Park Creek Metro Dist CO Rev Sr
             Ltd Tax Ppty Tax Rfdg .................          5.500   12/01/37        1,941,380
  3,085   Platte Riv Pwr Auth CO Pwr Rev
             Ser EE ................................          5.375   06/01/16        3,388,163
  3,280   Platte Riv Pwr Auth CO Pwr Rev
             Ser EE (Prerefunded @
             6/01/12) ..............................          5.375   06/01/16        3,646,048
                                                                                 --------------
                                                                                     30,314,383
                                                                                 --------------
          CONNECTICUT 3.1%
    800   Connecticut St Dev Auth Solid
             Waste Disp Fac Rev Pwr
             LLC Proj Ser A (AMT) ..................          5.750   11/01/37          808,352
  4,225   Connecticut St Hsg Fin Auth Hsg
             Mtg Fin Pg Sub Ser B-2 (AMT) ..........          5.100   05/15/38        4,138,472
  2,840   Connecticut St Spl Oblig Pkg Rev
             Bradley Intl Arpt Ser A (ACA
             Insd) (AMT) ...........................          6.600   07/01/24        2,798,990
    600   Mashantucket Western Pequot
             Tribe CT 2006 Sub Spl Rev
             Bd Ser A (d) ..........................          5.500   09/01/36          562,692
  6,500   Mashantucket Western Pequot
             Tribe CT Spl Rev Ser B (d) ............          5.750   09/01/18        6,547,970
  3,500   Mashantucket Western Pequot
             Tribe CT Spl Rev Ser B (d) ............          5.750   09/01/27        3,501,645
                                                                                 --------------
                                                                                     18,358,121
                                                                                 --------------

          DISTRICT OF COLUMBIA 1.0%
  1,000   District of Columbia Hosp Rev
             Medlantic Hlthcare Group A
             Rfdg (MBIA Insd) (e) ..................          5.875   08/15/19        1,012,270
  5,000   Metropolitan Washington DC Arpt
             Auth Sys Ser A (FGIC Insd)
             (AMT) .................................          5.125   10/01/26        5,060,650
                                                                                 --------------
                                                                                      6,072,920
                                                                                 --------------
          FLORIDA 14.4%
  1,000   Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg ...............          5.250   11/15/17          977,120
  1,000   Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg ...............          5.875   11/15/36          946,530
    375   Beacon Lakes, FL Cmnty Dev FL
             Spl Assmt Ser A .......................          6.000   05/01/38          331,249
    250   Beacon Lakes, FL Cmnty Dev FL
             Spl Assmt Sub Ser B ...................          6.200   05/01/38          221,975
  3,800   Brevard Cnty, FL Hlth Fac Auth
             Hlthcare Fac Rev Hlth First Inc
             Proj ..................................          5.000   04/01/34        3,726,356
  1,350   Brevard Cnty, FL Hlth Fac Auth
             Residential Care Fac Rev Buena
             Vida Estates Inc ......................          6.750   01/01/37        1,362,474
  3,380   Brevard Cnty, FL Hlth Fac Hlth
             First Inc Proj (MBIA Insd) ............          5.125   04/01/31        3,403,694
    400   Capital Tr Agy FL Rev Ft
             Lauderdale Proj (AMT) .................          5.750   01/01/32          388,944
    460   Escambia Cnty, FL Hlth Fac Auth
             Rev (AMBAC Insd) ......................          5.950   07/01/20          484,012
  3,000   Florida St Dept Environmental
             Prot Preservtn Rev Ser A (FGIC
             Insd) .................................          5.750   07/01/10        3,223,170
  5,000   Florida St Dept Trans Tpk Rev
             Ser A .................................          5.000   07/01/29        5,167,150
  1,895   Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) (a) .......................          5.625   12/01/20        1,968,469
  9,500   Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Ser D (b) .............................          5.000   11/15/35        9,359,020
  1,000   Highlands Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Ser D
             (Prerefunded @ 11/15/13) ..............          5.375   11/15/35        1,132,570
    875   Highlands, FL Cmnty Dev Dist Spl
             Assmt .................................          5.550   05/01/36          714,560

  2,310   Hillsborough Cnty, FL Indl Dev
             Auth Indl Dev Rev Hlth Fac Proj
             Univ Cmnty Hosp Ser A .................          5.500   08/15/14        2,375,743
  3,000   Hillsborough Cnty, FL Solid
             Waste & Res Recovery Rev Ser
             A (AMT) (b) ...........................          4.250   09/01/34        2,738,265
  1,000   Jacksonville, FL Sales Tax Rev
             Better Jacksonville (MBIA Insd) .......          5.250   10/01/21        1,086,250
    265   Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys
             (Prerefunded @ 11/15/12) ..............          5.500   11/15/32          300,544
  5,000   Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys Rfdg (b) .......          5.000   11/15/26        5,043,900
  5,000   Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys Rfdg (b) .......          5.000   11/15/32        4,891,875
  1,515   Miami Beach, FL Stormwtr Rev
             (FGIC Insd) ...........................          5.250   09/01/25        1,581,887
  2,000   Miami-Dade Cnty, FL Aviation Rev
             Miami Intl Arpt (FGIC Insd)
             (AMT) .................................          5.375   10/01/25        2,044,740
  2,700   Miami-Dade Cnty, FL Aviation Rev
             Miami Intl Arpt (FGIC Insd)
             (AMT) .................................          5.375   10/01/32        2,733,318
  5,000   Miami-Dade Cnty, FL Aviation Ser
             A (FSA Insd) (AMT) ....................          5.125   10/01/35        5,019,200
  2,000   Miami-Dade Cnty, FL Pub Fac
             Rev Jackson Hlth Sys Ser A
             (MBIA Insd) ...........................          5.000   06/01/31        2,007,780
    650   Midtown Miami, FL Cmnty Dev FL
             Spl Assmt Rev Ser A ...................          6.000   05/01/24          621,055
    400   Orange Cnty, FL Hlth Fac Auth
             Rev First Mtg Orlando Lutheran
             Tower .................................          5.500   07/01/32          360,812
  4,300   Orange Cnty, FL Tourist Dev Tax
             Rev (AMBAC Insd)
             (Prerefunded @ 10/01/09) ..............          5.500   10/01/31        4,538,435
  4,320   Orange Cnty, FL Tourist Dev Tax
             Rev (AMBAC Insd)
             (Prerefunded @ 10/01/09) ..............          5.625   10/01/14        4,568,357
    575   Overoaks, FL Cmnty Dev Dist
             Cap Impt Rev Ser A ....................          6.125   05/01/35          520,254
  1,100   Palm Beach Cnty, FL Hlth Fac
             Auth Rev Wtrford Proj .................          5.875   11/15/37        1,089,957
  1,400   Port Saint Lucie, FL Spl Assmt
             Rev Southwest Annexation Dist

             Ser 1-B (MBIA Insd) ...................          5.000   07/01/33        1,396,948
    600   Reunion East Cmnty Dev Dist FL
             Spl Assmt .............................          5.800   05/01/36          516,042
    400   Seminole Tribe, FL Spl Oblig Rev
             Ser A (d) .............................          5.250   10/01/27          380,432
    500   Seminole Tribe, FL Spl Oblig Rev
             Ser A (d) .............................          5.750   10/01/22          507,920
    950   Seven Oaks, FL Cmnty Dev Dist II
             Spl Assmt Rev Ser A ...................          5.875   05/01/35          823,194
  1,900   South Vlg Cmnty Dev Dist FL Cap
             Impt Rev Ser A ........................          5.700   05/01/35        1,616,653
  1,060   Tallahassee, FL Lease Rev FL St
             Univ Proj Ser A (MBIA Insd) (a) .......          5.500   08/01/18        1,127,003
    200   Tolomato Cmnty, FL Dev Dist Spl
             Assmt .................................          6.550   05/01/27          197,926
  2,075   Tolomato Cmnty, FL Dev Dist Spl
             Assmt .................................          6.650   05/01/40        2,048,938
  1,000   Volusia Cnty, FL Ed Fac Auth Rev
             Ed Fac Embry Riddle Aero Ser
             A .....................................          5.750   10/15/29        1,010,240
                                                                                 --------------
                                                                                     84,554,961
                                                                                 --------------
          GEORGIA 1.2%
  2,000   Atlanta, GA Arpt Passenger Fac
             Charge Rev Gen Sub Lien Ser
             C (FSA Insd) ..........................          5.000   01/01/33        2,041,160
  1,000   Augusta, GA Gen Arpt Rev
             Passenger Ser B (AMT) .................          5.350   01/01/28          944,950
  1,000   Georgia St Hsg & Fin Auth Rev
             Single Family Mtg Ser D2
             (AMT) .................................          5.250   12/01/37          999,180
  1,000   Oconee Cnty, GA Indl Dev Auth
             Oiit Proj (XLCA Insd) .................          5.250   07/01/23        1,026,230
  2,000   Royston, GA Hosp Auth Hosp
             Rev Ctf Hlthcare Sys Inc Rfdg .........          6.500   07/01/27        2,026,040
                                                                                 --------------
                                                                                      7,037,560
                                                                                 --------------
          IDAHO 0.2%
    895   Idaho Hlth Fac Auth Rev Vly Vista
             Care Corp Rfdg ........................          6.125   11/15/27          880,295
                                                                                 --------------
          ILLINOIS 15.3%
  1,000   Bartlett, IL Tax Increment Rev
             Quarry Redev Proj Rfdg.................          5.600   01/01/23          997,440
  2,000   Bolingbrook, IL Sales Tax Rev
             Bolingbrook (f) .......................    0.000/6.250   01/01/24        2,059,240
    750   Chicago, IL Increment Alloc Rev
             Diversey/Narragansett Proj ............          7.460   02/15/26          774,765

  4,000   Chicago, IL Neighborhoods Alive
             21 Pgm Ser A (FGIC Insd)
             (Prerefunded @ 7/01/10) ...............          5.750   01/01/40        4,359,880
  5,000   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser A
             (MBIA Insd) (AMT) .....................          5.375   01/01/32        5,061,300
  3,500   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             C-2 (FSA Insd) (AMT) ..................          5.250   01/01/30        3,562,125
  3,500   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A (b) .........          5.250   01/01/24        3,615,701
 11,500   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A (b) .........          5.250   01/01/25       11,880,162
  1,015   Chicago, IL O'Hare Intl Arpt Rev
             Second Lien Passenger Fac Ser
             B (AMBAC Insd) ........................          5.500   01/01/16        1,096,119
    485   Chicago, IL Pk Dist Ser C (FGIC
             Insd) .................................          5.500   01/01/19          519,600
  1,495   Chicago, IL Pk Dist Ser C (FGIC
             Insd) (Prerefunded @ 7/01/11) .........          5.500   01/01/19        1,642,766
    465   Chicago, IL Proj Rfdg Ser C
             (FGIC Insd) ...........................          5.500   01/01/40          488,087
  2,565   Chicago, IL Proj Rfdg Ser C
             (FGIC Insd) (a) .......................          5.750   01/01/12        2,766,096
     80   Cook Cnty, IL Sch Dist No 107 (e).........          7.000   12/01/10           90,202
    545   Cook Cnty, IL Sch Dist No 107 ............          7.000   12/01/10          613,697
    200   Cook Cnty, IL Sch Dist No
             107 (a)(e) ............................          7.150   12/01/08          208,426
    310   Cook Cnty, IL Sch Dist No 107 (a) ........          7.150   12/01/08          322,967
    120   Cook Cnty, IL Sch Dist No
             107 (a) (e) ...........................          7.200   12/01/09          130,939
    455   Cook Cnty, IL Sch Dist No 107 (a).........          7.200   12/01/09          495,854
  1,000   Cook Cnty, IL Ser A (FGIC Insd)
             (Prerefunded @ 5/15/11) ...............          5.500   11/15/31        1,095,610
    990   Cortland, IL Spl Tax Rev Sheaffer
             Sys Proj (Acquired 5/02/06,
             Cost $980,096) (c) ....................          5.500   03/01/17          963,824
  1,000   Deerfield, IL Ed Fac Chicagoland
             Jewish High Sch Proj ..................          6.000   05/01/41          986,420
  1,000   Gilberts, IL Spl Svc Area No 19
             Spl Tax The Conservancy Proj
             Ser 1 .................................          5.375   03/01/16          870,920
  2,725   Illinois Dev Fin Auth Rev Cmnty
             Rehab Providers Fac Ser A .............          7.375   07/01/25        2,910,355
  1,565   Illinois Ed Fac Auth Rev DePaul

             Univ (AMBAC Insd)
             (Prerefunded @ 10/01/10) ..............          5.625   10/01/15        1,710,748
    350   Illinois Fin Auth Rev Christian
             Homes Inc Rfdg Ser A ..................          5.750   05/15/31          324,002
  1,000   Illinois Fin Auth Rev IL Fin Auth
             Roosevelt Univ ........................          5.500   04/01/37          999,190
  1,500   Illinois Fin Auth Rev IL Inst of
             Technology Ser A ......................          5.000   04/01/31        1,438,320
  3,000   Illinois Fin Auth Rev Kewanee
             Hosp Proj .............................          5.100   08/15/31        2,572,980
  1,000   Illinois Fin Auth Rev Landing at
             Plymouth Pl Proj Ser A ................          6.000   05/15/25          988,250
  1,350   Illinois Fin Auth Rev Landing at
             Plymouth Pl Proj Ser A ................          6.000   05/15/37        1,297,755
  2,500   Illinois Fin Auth Rev Northwestern
             Mem Hosp Ser A (Prerefunded
             @ 8/15/14) ............................          5.500   08/15/43        2,882,675
  1,500   Illinois Fin Auth Rev Osf Hlthcare
             Sys Ser A .............................          5.750   11/15/37        1,525,110
  2,500   Illinois Fin Auth Rev Sherman Hlth
             Sys 2007 Ser A ........................          5.500   08/01/37        2,462,325
  1,645   Illinois Hlth Fac Auth Rev
             Evangelical Hosp Rfdg Ser C
             (FSA Insd) (a) ........................          6.750   04/15/12        1,795,238
  4,750   Illinois Hsg Dev Auth Rev
             Homeowner Mtg Sub Ser C-2
             (AMT) .................................          5.150   08/01/37        4,703,783
  3,000   Illinois St Ser 1 (FSA Insd) .............          5.250   12/01/21        3,271,140
  3,440   Kendall, Kane & Will Cntys, IL
             Cmnty Sch Dist No 308 Ser B
             (FGIC Insd) (Prerefunded @
             10/01/12) (a) .........................          5.250   10/01/19        3,831,644
    250   Lake Cnty, IL Cmnty Unit Sch Dist
             No 116 Round Lake (Radian
             Insd) (e) .............................          7.600   02/01/14          313,625
  2,675   Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Ser A
             (MBIA Insd) ...........................          5.250   06/15/42        2,744,630
    175   Pingree Grove Vlg, IL Spl Svc
             Area No 1 Spl Tax Cambridge
             Lakes Proj Ser 05 .....................          5.250   03/01/15          174,123
  2,500   Schaumburg, IL Ser B (FGIC
             Insd) .................................          5.000   12/01/41        2,549,825
  1,000   University IL Univ Rev Auxiliary

             Fac Sys (MBIA Insd) ...................          4.500   04/01/36          974,070
    848   Volo Vlg, IL Spl Svc Area No 3 Spl
             Tax Symphony Meadows Proj
             Ser 1 .................................          6.000   03/01/36          806,626
    675   Will Cnty, IL Cmnty Sch Dist No
             161 Summit Hill Cap Apprec
             (FGIC Insd) (a) (e) ...................            *     01/01/16
                                                                                       509,294
  1,335   Will Cnty, IL Cmnty Sch Dist No
             161 Summit Hill Cap Apprec
             (FGIC Insd) (a) .......................            *     01/01/16
                                                                                       981,772
    425   Will Cnty, IL Cmnty Sch Dist No
             161 Summit Hill Cap Apprec
             (FGIC Insd) (a) (e) ...................            *     01/01/19
                                                                                        275,817
    990   Will Cnty, IL Cmnty Sch Dist No
             161 Summit Hill Cap Apprec
             (FGIC Insd) (a) .......................            *     01/01/19
                                                                                        616,909
    525   Will-Kankakee Regl Dev Auth IL
             Multi-Family Hsg Rev Sr Estates
             Supportive Living (AMT) ...............          7.000   12/01/42          525,557
    994   Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 2004-107 Raintree
             Vlg IL Proj ...........................          6.250   03/01/35          990,720
  1,000   Yorkville, IL Utd City Spl Svc Area
             Tax No 2005-108 Autumn Creek
             IL Proj ...............................          6.000   03/01/36          951,210
                                                                                 --------------
                                                                                     89,729,833
                                                                                 --------------
          INDIANA 5.1%
  1,000   Allen Cnty, IN Juvenile Justice Ctr
             First Mtg (AMBAC Insd) ................          5.500   01/01/18        1,085,710
  1,000   Indiana Hlth & Ed Fac Fin Auth
             Hosp Rev Cmnty Fndtn
             Northwest IN ..........................          5.500   03/01/37          942,660
  5,600   Indiana Hlth & Ed Fac Fin Auth
             Rev Ascension Hlth Sr Cr
             B-6 (b) ...............................          5.000   11/15/36        5,653,144
  5,000   Indiana Muni Pwr Agy Pwr Supply
             Sys Rev Ser A (MBIA Insd) .............          5.000   01/01/42        5,051,750
  4,560   Indiana St Hsg & Cmnty Dev Auth
             Single Family Mtg Rev Mtg Ser
             D-1 (GNMA Collateralized)
             (AMT) (b) .............................          4.625   07/01/38        4,092,635
  7,420   Indianapolis, IN Loc Pub Impt Bd
             Bk Arpt Auth Proj Ser B (MBIA
             Insd) (AMT) (b) .......................          5.250   01/01/25        7,677,233
  1,500   Petersburg, IN Pollutn Ctl Rev IN
             Pwr & Lt (AMT) ........................          5.950   12/01/29        1,507,650

    470   Saint Joseph Cnty, IN Econ Dev
             Rev Ser A .............................          6.000   05/15/38          445,527
    500   Vigo Cnty, IN Hosp Auth Rev
             Un Hosp Inc (d) .......................          5.750   09/01/42          472,475
  2,500   Vigo Cnty, IN Sch Bldg Corp First
             Mtg Impt & Rfdg (FSA Insd)
             (Prerefunded @ 1/10/13) ...............          5.250   07/10/24        2,793,525
                                                                                 --------------
                                                                                     29,722,309
                                                                                 --------------
          IOWA 1.4%
    600   Jefferson Cnty, IA Hosp Rev
             Jefferson Cnty Hosp Proj Ser
             C .....................................          5.950   08/01/37          569,178
  1,300   Pottawattamie Cnty, IA Rev
             Christian Homes Inc Rfdg Ser
             E .....................................          5.750   05/15/26        1,216,046
    325   Sibley, IA Hlthcare Fac Rev
             Osceola Cmnty Hosp Proj ...............          6.000   12/01/37          314,893
  2,250   Tobacco Settlement Auth IA Tob
             Settlement Rev Asset Bkd Ser
             C .....................................          5.375   06/01/38        2,047,162
  1,800   Tobacco Settlement Auth IA Tob
             Settlement Rev Asset Bkd Ser
             C .....................................          5.500   06/01/42        1,658,556
  2,250   Tobacco Settlement Auth IA Tob
             Settlement Rev Asset Bkd Ser C ........          5.625   06/01/46        2,109,398
                                                                                 --------------
                                                                                      7,915,233
                                                                                 --------------
          KANSAS 0.6%
     70   Cowley Cnty, KS Uni Sch Dist No
             465 Winfield Impt & Rfdg (MBIA
             Insd) (a) .............................          5.250   10/01/22           75,054
  2,000   Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             A .....................................          5.000   05/15/24        1,816,960
  1,200   Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             A .....................................          5.000   05/15/36        1,031,652
    375   Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             B .....................................          5.125   05/15/37          324,881
    400   Overland Pk, KS Dev Corp Rev
             First Tier Overland Pk Ser A
             (Prerefunded @ 1/01/11) ...............          7.375   01/01/32          453,984
                                                                                 --------------
                                                                                      3,702,531
                                                                                 --------------
          KENTUCKY 1.8%
  4,840   Kentucky Hsg Corp Hsg Rev Ser

             A (AMT) (b) ...........................          4.650   07/01/37        4,487,975
  5,975   Louisville & Jefferson Cnty, KY
             Metro Govt Hlth Sys Rev Norton
             Hlthcare Inc (b) ......................          5.250   10/01/36        5,927,060
                                                                                 --------------
                                                                                     10,415,035
                                                                                 --------------
          LOUISIANA 2.6%
  1,000   Lakeshore Vlg Master Cmnty Dev
             Dist LA Spl Assmt .....................          5.250   07/01/17          908,730
  1,465   Louisiana Hsg Fin Agy Rev Azalea
             Estates Rfdg Ser A (GNMA
             Collateralized) (AMT) .................          5.375   10/20/39        1,475,899
  1,675   Louisiana Loc Govt Environmental
             Fac Pkg Fac Corp Garage Proj
             Ser A (AMBAC Insd) (a) ................          5.200   10/01/19        1,778,331
  4,400   Louisiana St Gas & Fuels Tax Rev
             Ser A (FGIC Insd) (b) .................          5.000   05/01/41        4,424,772
  6,650   Louisiana St Univ & Agric &
             Mechanical College Univ Rev
             Master Agreement (Acquired
             11/30/98, Cost $6,650,257) (c) ........          5.750   10/30/18        6,651,321
                                                                                 --------------
                                                                                     15,239,053
                                                                                 --------------
          MARYLAND 2.5%
  2,240   Baltimore, MD Convention Ctr
             Hotel Rev Sr Ser A (XLCA
             Insd) .................................          5.250   09/01/24        2,243,718
    750   Gaithersburg, MD Econ Dev Rev
             Asbury MD Oblig Group A ...............          5.125   01/01/36          694,493
  1,300   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser H
             (AMT) .................................          5.100   09/01/37        1,283,321
  1,255   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) .............................          4.450   09/01/21        1,207,279
  1,000   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) .............................          4.550   09/01/26          961,975
  1,350   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) .............................          4.625   09/01/31        1,298,667
    650   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) .............................          4.700   03/01/37          625,284
  1,000   Maryland St Econ Dev Corp Rev
             Sr Lien Chesapeake Bay Rfdg
             Ser A .................................          5.000   12/01/31          878,580

    500   Maryland St Econ Dev Corp
             Student Hsg Rev Univ MD
             College Pk Proj (Prerefunded @
             6/01/13) ..............................          5.625   06/01/35          572,170
    500   Maryland St Hlth & Higher Ed Fac
             Auth Rev King Farm
             Presbyterian Cmnty Ser A ..............          5.250   01/01/27          456,580
  2,000   Maryland St Hlth & Higher Ed Fac
             Auth Rev Mercy Med Ctr Ser A ..........          5.500   07/01/42        1,974,940
  1,700   Maryland St Trans Auth Arpt
             Baltimore/WA Intl Arpt Ser B
             (AMBAC Insd) (AMT) ....................          5.125   03/01/24        1,725,194
    950   Prince Georges Cnty, MD Spl
             Oblig Natl Harbor Proj ................          5.200   07/01/34          833,387
                                                                                 --------------
                                                                                     14,755,588
                                                                                 --------------
          MASSACHUSETTS 4.1%
  2,765   Massachusetts St Dev Fin Agy
             Proj Ser R-2 (MBIA Insd) ..............          5.125   02/01/34        2,815,461
    670   Massachusetts St Dev Fin Agy
             Rev Boston Architectural Ctr
             (ACA Insd) ............................          6.100   09/01/18          677,785
  1,000   Massachusetts St Dev Fin Agy
             Rev Boston Architectural Ctr
             (ACA Insd) ............................          6.250   09/01/28        1,004,330
    500   Massachusetts St Dev Fin Agy Rev
             Linden Ponds Inc Fac Ser A ............          5.750   11/15/35          462,545
    500   Massachusetts St Dev Fin Agy
             Rev Linden Ponds Inc Fac Ser
             A .....................................          5.750   11/15/42          453,875
  2,250   Massachusetts St Fltg Cons Ln
             Ser A (b) (g) .........................          3.861   05/01/37        1,899,686
    965   Massachusetts St Hlth & Ed Fac
             Auth Rev Partn Hlthcare Sys Ser C
             (Prerefunded @ 7/01/11) ...............          5.750   07/01/32        1,076,438
     35   Massachusetts St Hlth & Ed Fac
             Auth Rev Partn Hlthcare Sys
             Ser C .................................          5.750   07/01/32           37,202
    500   Massachusetts St Hlth & Ed Fac
             Auth Rev Ser G (MBIA Insd) ............          5.000   07/01/13          500,915
  4,850   Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D .................................          5.000   07/01/33        4,436,344
  4,000   Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Hsg Ser
             126 (AMT) (b) .........................          4.700   06/01/38        3,983,502

  1,000   Massachusetts St Hsg Fin Agy
             Hsg Ser A (AMT) .......................          5.100   12/01/27        1,004,720
  5,500   Massachusetts St Sch Bldg Auth
             Dedicated Sales Tax Rev Ser A
             (b) ...................................          4.500   08/15/35        5,692,610
                                                                                 --------------
                                                                                     24,045,413
                                                                                 --------------
          MICHIGAN 3.1%
  3,860   Detroit, MI Ser A (XLCA Insd) (a).........          5.250   04/01/21        4,015,365
  1,000   Kent Hosp Fin Auth MI Rev Metro
             Hosp Proj Ser A .......................          5.250   07/01/30          968,590
  1,000   Kent Hosp Fin Auth MI Rev Metro
             Hosp Proj Ser A .......................          6.000   07/01/35        1,032,210
  1,450   Michigan St Hosp Fin Auth Rev
             Chelsea Cmnty Hosp Oblig ..............          5.000   05/15/37        1,322,429
    500   Michigan St Hosp Fin Auth Rev
             Hosp Genesys Regl Med Rfdg
             Ser A (e) .............................          5.375   10/01/13          514,785
    775   Michigan St Hsg Dev Rental Hsg
             Rev Ser A (MBIA Insd) (AMT) ...........          5.300   10/01/37          774,364
  1,500   Michigan St Strategic Fd Detroit
             Edison Co Proj Rfdg Ser C
             (XLCA Insd) (AMT) .....................          5.450   12/15/32        1,522,755
  8,230   Michigan Tob Settlement Fin Auth
             Tob Settlement Asset Sr Ser A .........          6.000   06/01/48        8,100,131
                                                                                 --------------
                                                                                     18,250,629
                                                                                 --------------
          MINNESOTA 1.4%
    475   Chisago, MN Hlthcare Fac Rev
             CDL Homes LLC Proj ....................          6.000   08/01/42          470,217
  1,260   Glencoe, MN Hlthcare Fac Rev
             Glencoe Regl Hlth Svc Proj ............          5.000   04/01/31        1,164,757
  1,000   Inver Grove Heights, MN
             Presbyterian Homes Care Rfdg ..........          5.500   10/01/41          909,280
    200   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks ..................................          6.000   10/01/27          200,270
    575   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks ..................................          6.000   10/01/33          566,800
    175   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks ..................................          6.125   10/01/39          174,134
  1,850   Saint Paul, MN Hsg & Redev Auth
             Hlthcare Fac Rev Hlth Partners
             Oblig Grp Proj ........................          5.250   05/15/36        1,777,461
  2,700   Saint Paul, MN Hsg & Redev Auth

             Hosp Rev Hlth East Proj ...............          6.000   11/15/35        2,713,878
                                                                                 --------------
                                                                                      7,976,797
                                                                                 --------------
          MISSOURI 5.0%
    160   Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc ...............          5.625   06/01/27          160,718
    840   Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc
             (Prerefunded @ 6/01/12) ...............          5.625   06/01/27          939,372
  1,000   Carthage, MO Hosp Rev ....................          5.875   04/01/30          952,010
  2,250   Carthage, MO Hosp Rev ....................          6.000   04/01/38        2,133,022
  1,000   Cass Cnty, MO Hosp Rev ...................          5.625   05/01/38          977,170
  1,400   Ellisville, MO Indl Dev Auth Rev
             Gambrill Gardens Proj Impt &
             Rfdg ..................................          6.100   06/01/20        1,400,560
  1,000   Ellisville, MO Indl Dev Auth Rev
             Gambrill Gardens Proj Impt &
             Rfdg ..................................          6.200   06/01/29        1,000,020
    385   Fenton, MO Tax Increment Rev &
             Impt Gravois Bluffs Proj Rfdg
             (Prerefunded @ 10/01/11) ..............          7.000   10/01/21          446,554
  1,000   Joplin, MO Indl Dev Auth Indl Rev
             Christian Homes Inc Rfdg Ser F ........          5.750   05/15/31          918,920
  1,000   Kearney, MO (AMBAC Insd) .................          5.500   03/01/16        1,076,810
    900   Maryland Heights, MO Tax
             Increment Rev South Heights
             Redev Proj Rfdg Ser A .................          5.500   09/01/18          903,177
  1,200   Missouri St Hlth & Ed Fac Auth
             Rev Sr Living Fac Lutheran
             Rfdg Ser B ............................          5.125   02/01/27        1,200,000
  1,415   Missouri St Hlth & Ed Fac Rev
             Univ MO Columbia Arena Proj ...........          5.000   11/01/18        1,504,003
  2,740   Perry Cnty, MO Nursing Home
             Rev Rfdg ..............................          5.900   03/01/28        2,612,919
  1,000   Saint Charles, MO Ctf Partn Ser B ........          5.500   05/01/18        1,070,670
    675   Saint Louis Cnty, MO Indl Dev
             Auth Sr Living Fac Rev Saint
             Andrews Res For Srs Ser A .............          6.375   12/01/30          676,391
  1,500   Saint Louis Cnty, MO Indl Dev
             Auth Sr Living Fac Rev Saint
             Andrews Res For Srs Ser A .............          6.375   12/01/41        1,495,695
  2,505   Saint Louis, MO Arpt Rev Cap
             Impt Pgm Ser A (MBIA Insd)
             (Prerefunded @ 7/01/12) (a) ...........          5.375   07/01/20        2,780,525

  1,460   Saint Louis, MO Brd Ed Direct
             Dep Pgm Rfdg Ser A (FSA
             Insd) .................................          5.000   04/01/21        1,571,559
    625   Saint Louis, MO Indl Dev Auth
             Tax Increment & Cmnty Impt
             Dist Loughborough Com
             Redev Rfdg.............................          5.750   11/01/27          620,200
  2,475   Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMBAC
             Insd) (AMT) (b) .......................          4.550   07/01/29        2,242,492
  3,025   Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMBAC
             Insd) (AMT) (b) .......................          4.600   07/01/36        2,740,824
                                                                                 --------------
                                                                                     29,423,611
                                                                                 --------------
          NEBRASKA 1.2%
  2,620   Omaha Pub Pwr Dist NE Elec
             Rev Sys Ser A .........................          5.000   02/01/34        2,681,989
  4,135   Omaha Pub Pwr Dist NE Elec
             Rev Sys Ser AA (FGIC
             Insd) (b) .............................          4.500   02/01/34        4,182,579
                                                                                 --------------
                                                                                      6,864,568
                                                                                 --------------
          NEVADA 3.5%
  3,500   Clark Cnty, NV Bd Bk (MBIA Insd) .........          5.000   06/01/32        3,565,905
  4,000   Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser A
             (AMBAC Insd) (AMT) ....................          5.250   07/01/34        4,019,280
  5,500   Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser A
             (FGIC Insd) (AMT) (b) .................          4.750   09/01/36        5,211,828
     35   Nevada Hsg Div Single Family
             Mtg Mezz Ser D2 (AMT) .................          6.300   04/01/21           35,477
    930   Reno, NV Cap Impt Rev (FGIC
             Insd) .................................          5.125   06/01/26          954,654
  1,570   Reno, NV Cap Impt Rev (FGIC
             Insd) (Prerefunded @
             6/01/12) (h) ..........................          5.125   06/01/26        1,729,245
  3,100   Reno, NV Hosp Rev Renown Regl
             Med Ctr Proj Ser A (b) ................          5.250   06/01/37        3,038,434
  1,500   Reno, NV Sr Lien Retrac Reno
             Trans Proj (AMBAC Insd)
             (Prerefunded @ 6/01/12) ...............          5.125   06/01/37        1,650,855
                                                                                 --------------
                                                                                     20,205,678
                                                                                 --------------

          NEW HAMPSHIRE 1.1%
  4,800   New Hampshire Higher Ed & Hlth
             Fac Auth Rev Daniel Webster
             College Issue .........................          6.300   07/01/29        4,800,384
  1,525   New Hampshire Hlth & Ed Fac
             Auth Rev Derryfield Sch ...............          6.750   07/01/20        1,605,413
    250   New Hampshire Hlth & Ed Fac
             Hlthcare Sys Covenant Hlth ............          5.500   07/01/34          254,785
                                                                                 --------------
                                                                                      6,660,582
                                                                                 --------------
          NEW JERSEY 10.1%
    375   Burlington Cnty, NJ Bridge Cmnty
             Econ Dev Rev The Evergreens
             Proj ..................................          5.625   01/01/38          351,349
  1,555   Eastern Camden Cnty, NJ Regl
             Sch Dist Rfdg (FGIC Insd) (a) .........            *     03/01/08        1,551,999
  1,000   New Jersey Econ Dev Auth Econ
             Dev Rev Kapkowski Rd Landfill
             Proj Rfdg .............................          5.750   04/01/31          993,580
  1,500   New Jersey Econ Dev Auth Rev
             Cig Tax ...............................          5.750   06/15/29        1,494,945
  1,600   New Jersey Econ Dev Auth Rev
             Cig Tax ...............................          5.750   06/15/34        1,594,704
 25,000   New Jersey Econ Dev Auth St
             Contract Econ Recovery (MBIA
             Insd) .................................          5.900   03/15/21       29,735,500
  1,500   New Jersey Econ Dev Auth Wtr
             Fac Rev NJ Amern Wtr Co Inc
             Ser B (FGIC Insd) (AMT) ...............          5.375   05/01/32        1,523,535
  2,600   New Jersey Hlthcare Fac Fin Auth
             Rev Holy Name Hosp ....................          5.000   07/01/36        2,374,138
  1,450   New Jersey Hlthcare Fac Fin Auth
             Rev Saint Peters Univ Hosp
             Oblig .................................          5.750   07/01/37        1,462,919
  3,500   New Jersey St Tpk Auth Tpk Rev
             Ser C (FSA Insd) ......................          6.500   01/01/16        4,111,170
  1,000   New Jersey St Trans Tr Fd Auth
             Trans Sys Ser A .......................          5.750   06/15/18        1,179,080
  3,000   Newark, NJ Hsg Auth Port Auth
             Newark Marine Term (MBIA
             Insd) (Prerefunded @ 1/01/14) .........          5.000   01/01/37        3,349,710
 11,000   Tobacco Settlement Fin Corp NJ
             Ser 1-A (b) ...........................          5.000   06/01/41        9,371,144
                                                                                 --------------
                                                                                     59,093,773
                                                                                 --------------
          NEW MEXICO 0.3%
  1,500   Jicarilla, NM Apache Nation Rev

             Adj Ser A (Acquired 10/23/03,
             Cost $1,514,910) (c) ..................          5.000   09/01/18        1,585,575
                                                                                 --------------
          NEW YORK 14.0%
  3,000   Metropolitan Trans Auth NY Rev
             Rfdg Ser A (FGIC Insd) ................          5.250   11/15/31        3,106,080
 11,250   Metropolitan Trans Auth NY Rev
             Ser B (FSA Insd) (b) ..................          4.500   11/15/36       11,507,035
  1,600   New York City Hsg Dev Corp
             Mulit-Family Hsg Rev Ser E1
             (AMT) .................................          5.350   11/01/37        1,612,560
  3,000   New York City Indl Dev Agy
             Amern Airl JFK Intl Arpt (AMT) ........          7.625   08/01/25        3,212,880
  1,000   New York City Indl Dev Agy
             Amern Airl JFK Intl Arpt (AMT) ........          7.750   08/01/31        1,080,010
    400   New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Proj
             Ser A .................................          6.250   03/01/15          411,596
  2,500   New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Proj
             Ser B .................................          6.750   03/01/15        2,609,075
  1,000   New York City Liberty Dev Corp
             Rev National Sports Museum
             Proj Ser A (Acquired 8/07/06,
             Cost $1,000,000) (c) ..................          6.125   02/15/19          997,270
  8,800   New York City Muni Wtr Fin Auth
             Wtr & Swr Sys Rev Ser D ...............          5.000   06/15/38        9,081,336
  2,500   New York City Muni Wtr Fin Auth
             Wtr & Swr Sys Rev Ser D ...............          5.000   06/15/39        2,578,500
     85   New York City Ser A-1 ....................          5.750   08/01/12           85,222
  3,000   New York City Ser G ......................          5.000   12/01/27        3,082,770
  1,000   New York City Trans Future Tax
             Second Ser C (AMBAC Insd) .............          5.250   08/01/22        1,061,160
  6,800   New York St Dorm Auth Rev City
             Univ Sys Cons Ser A ...................          5.625   07/01/16        7,726,432
    350   New York St Dorm Auth Rev Mt
             Sinai NYU Hlth ........................          5.500   07/01/26          350,805
  4,200   New York St Dorm Auth Rev Secd
             Hosp N General Hosp Rfdg ..............          5.750   02/15/19        4,621,008
  1,000   New York St Mtg Agy Homeowner
             Mtg Rev 145 (AMT) .....................          5.125   10/01/37          987,160
  2,980   Plainedge, NY Uni Free Sch Dist
             No. 2063 (Acquired 7/25/97,
             Cost $2,979,921) (c) ..................          6.000   06/01/12        3,027,183
  9,900   Port Auth NY & NJ Cons 144th (b)..........          5.000   10/01/35       10,226,914
    600   Seneca Nation Indians Cap Impt

             Auth NY Spl Oblig Ser A (d) ...........          5.000   12/01/23          552,708
  3,000   Triborough Brdg & Tunl Auth Gen
             Purp Ser A ............................          5.000   01/01/27        3,079,740
  5,000   Triborough Brdg & Tunl Auth NY
             Gen Rfdg Ser B ........................          5.000   11/15/21        5,252,550
  3,900   Triborough Brdg & Tunl Auth NY
             Rev Rfdg Ser E (MBIA Insd) ............          5.000   11/15/32        3,966,105
  1,000   Westchester Tob Asset Sec Corp
             NY ....................................          5.000   06/01/26          974,400
    500   Yonkers, NY Indl Dev Agy Civic
             Fac Rev Cmnty Dev Ppty
             Yonkers Inc Ser A (Prerefunded
             @ 2/01/11) ............................          6.625   02/01/26          561,075
                                                                                 --------------
                                                                                     81,751,574
                                                                                 --------------
          NORTH CAROLINA 2.9%
  6,830   North Carolina Med Care Cmnty
             Hlth Sys Rev Mission Hlth Combined
             Group (b) .............................          5.000   10/01/36        6,837,297
  1,000   North Carolina Med Care Cmnty
             Retirement Fac Rev First Mtg
             Southminster Proj Ser A ...............          5.750   10/01/37          979,700
  8,300   North Carolina Muni Pwr Agy No 1
             Catawba Elec Rev Rfdg (MBIA
             Insd) .................................          6.000   01/01/12        9,293,261
                                                                                 --------------
                                                                                     17,110,258
                                                                                 --------------
          NORTH DAKOTA 0.6%
  1,500   Grand Forks, ND Sr Hsg Rev
             4000 Vly Square Proj Rfdg .............          5.300   12/01/34        1,311,210
  2,000   Ward Cnty, ND Hlthcare Fac Rev
             Trinity Obligated Group Rfdg ..........          5.125   07/01/29        1,961,680
                                                                                 --------------
                                                                                      3,272,890
                                                                                 --------------
          OHIO 5.2%
    300   Adams Cnty Hosp Fac Impt Rev
             Adams Cnty Hosp Proj ..................          6.250   09/01/20          273,525
  7,800   Buckeye, OH Tob Settlement Fin
             Auth Asset Bkd Sr Turbo Ser
             A-2 ...................................          5.750   06/01/34        7,517,796
  2,500   Buckeye, OH Tob Settlement Fin
             Auth Asset Bkd Sr Turbo Ser
             A-2 ...................................          5.875   06/01/30        2,487,450
  2,255   Cleveland-Cuyahoga Cnty, OH
             Dev Port Auth Rev Cleveland
             Bond Fd Ser B (a) .....................          5.375   05/15/18        2,268,778
    400   Cuyahoga Cnty, OH Hlthcare &

             Indpt Living Fac Rev Eliza
             Jennings Sr Care Ser A ................          5.750   05/15/27          380,728
  1,000   Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj ...................          7.500   01/01/30        1,081,560
  1,000   Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare Ser S ...............          5.375   10/01/30        1,019,740
  2,270   Montgomery Cnty, OH Hosp Rev
             Kettering Med Ctr Impt & Rfdg
             (MBIA Insd) ...........................          6.250   04/01/20        2,767,402
 10,525   Ohio St Air Quality Dev Auth Rev
              Dayton Pwr & Lt Co Proj
             (FGIC Insd) (AMT) (b) .................          4.800   09/01/36       10,154,670
  1,250   Ohio St Bldg Auth St Fac Admin
             Bldg Fd Proj Ser A (FSA Insd) .........          5.000   04/01/22        1,314,625
  1,000   Ohio St Higher Ed Fac Cmnty Rev
             Hosp Univ Hosp Hlth Sys Inc
             Ser A .................................          5.250   01/15/46          973,510
                                                                                 --------------
                                                                                     30,239,784
                                                                                 --------------
          OKLAHOMA 0.9%
  1,470   Chickasaw Nation, OK Hlth
             Sys (d) ...............................          6.250   12/01/32        1,515,350
  1,240   Kay Cnty, OK Home Fin Auth Rev
             Single Family Mtg Rfdg Ser A
             (AMBAC Insd) (e) ......................          7.000   11/01/11        1,431,034
  1,250   Oklahoma City, OK Pub Ppty Auth
             Hotel Tax Rev (FGIC Insd) .............          5.250   10/01/29        1,306,837
    775   Oklahoma Hsg Fin Agy Single
             Family Rev Mtg Class B
             (GNMA Collateralized) (AMT) ...........          7.997   08/01/18          842,774
                                                                                 --------------
                                                                                      5,095,995
                                                                                 --------------
          OREGON 1.0%
  4,000   Oregon Hlth Sciences Univ Insd
             Ser A (MBIA Insd) .....................          5.250   07/01/22        4,232,000
  1,500   Oregon St Dept Admin Rfdg Ser
             C (MBIA Insd) .........................          5.250   11/01/17        1,628,040
                                                                                 --------------
                                                                                      5,860,040
                                                                                 --------------
          PENNSYLVANIA 4.7%
  1,750   Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys West PA Ser
             A .....................................          5.000   11/15/28        1,520,120
    385   Allegheny Cnty, PA San Auth Swr
             Rev (MBIA Insd) .......................          5.500   12/01/30          406,287
    315   Crawford Cnty, PA Hosp Auth Sr
             Living Fac Rev Wesbury Utd
             Methodist Cmnty (a) ...................          5.875   08/15/10          318,944

    210   Lehigh Cnty, PA Gen Purp Auth
             Rev First Mtg Bible Fellowship
             Proj Rfdg Ser A .......................          5.300   12/15/08          209,672
    320   Lehigh Cnty, PA Gen Purp Auth
             Rev First Mtg Bible Fellowship
             Proj Rfdg Ser A (a) ...................          5.300   12/15/09          318,864
    240   Lehigh Cnty, PA Gen Purp Auth
             Rev First Mtg Bible Fellowship
             Proj Rfdg Ser A .......................          5.400   12/15/10          239,328
    400   Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh
             Continuing Care Proj ..................          6.125   02/01/28          398,860
    875   Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh
             Continuing Care Proj ..................          6.250   02/01/35          872,734
  1,000   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Reliant Energy
             Ser B (AMT) ...........................          6.750   12/01/36        1,024,920
  1,550   Pennsylvania Hsg Fin Agy Ser
             94-A (AMT) ............................          5.100   10/01/31        1,544,606
  4,000   Pennsylvania Hsg Fin Agy
             Single Family Mtg Rev
             Ser 99-A (AMT) (b) ....................          5.250   10/01/32        4,017,680
  7,250   Pennsylvania St Pub Sch Bldg
             Auth Lease Rev Sch Dist
             Philadelphia Proj Ser B (FSA
             Insd) (b) .............................          4.500   06/01/32        7,231,960
  1,000   Philadelphia, PA Auth Indl Dev PA
             Arpt Sys Proj Ser A (FGIC Insd)
             (AMT) .................................          5.125   07/01/19        1,027,560
  2,600   Philadelphia, PA Auth Indl Rev
             Ser B (FSA Insd) (Prerefunded
             @ 10/01/11) ...........................          5.500   10/01/16        2,899,676
  2,675   Pittsburgh, PA Ser A (AMBAC
             Insd) .................................          5.500   09/01/17        2,917,783
  2,530   Pittsburgh, PA Ser A (AMBAC
             Insd) (Prerefunded @ 3/01/12) .........          5.500   09/01/17        2,815,333
                                                                                 --------------
                                                                                     27,764,327
                                                                                 --------------
          SOUTH CAROLINA 5.9%
  4,305   Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (AGC Insd) (b) ...............          5.250   12/01/28        4,539,634
  6,925   Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (AGC Insd) (b) ...............          5.250   12/01/29        7,302,431

  1,000   Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (b) ..........................          5.250   12/01/25        1,038,455
  3,000   Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (b) ..........................          5.250   12/01/26        3,115,365
  5,000   Kershaw Cnty, SC Pub Kershaw
             Cnty Sch Dist Proj (CIFG Insd) ........          5.000   12/01/26        5,072,800
    475   Rock Hill, SC Util Sys Rev Comb
             Rfdg Ser C (FSA Insd) .................          5.125   01/01/13          501,519
  1,235   Rock Hill, SC Util Sys Rev Comb
             Rfdg Ser C (FSA Insd) (a) .............          5.250   01/01/15        1,307,766
    900   South Carolina Jobs Econ Dev
             Auth Hlth Fac Rev First Mtg
             Wesley Commons Rfdg ...................          5.125   10/01/26          789,723
  1,000   South Carolina Jobs Econ Dev
             Auth Hlth Fac Rev First Mtg
             Wesley Commons Rfdg ...................          5.300   10/01/36          868,590
  1,960   South Carolina Jobs Econ Dev
             Auth Hosp Fac Rev Palmetto
             Hlth Alliance Rfdg Ser A                         6.250   08/01/31        2,028,483
  2,500   South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser A (AMBAC Insd) ...............          5.200   11/01/27        2,612,400
    725   South Carolina Jobs Econ Dev
             Auth Rev Woodlands at Furman
             Proj Ser A ............................          6.000   11/15/27          710,942
  4,250   South Carolina Trans
             Infrastructure Bk Rev Ser A
             (AMBAC Insd) ..........................          5.000   10/01/33        4,331,558
                                                                                 --------------
                                                                                     34,219,666
                                                                                 --------------
          SOUTH DAKOTA 0.6%
  3,620   South Dakota Hsg Dev Auth
             Homeownership Mtg Ser E
             (AMT) (b) .............................          4.625   05/01/36        3,310,852
                                                                                 --------------
          TENNESSEE 2.7%
    400   Elizabethton, TN Hlth & Ed Fac
             Brd Rev Hosp First Mtg Impt &
             Rfdg Ser B (Prerefunded @
             7/01/12) ..............................          8.000   07/01/33          495,592
    400   Elizabethton, TN Hlth & Ed Fac
             Brd Rev Hosp Impt & Rfdg Ser
             B (MBIA Insd) (Prerefunded @
             7/01/12) ..............................          7.750   07/01/29          469,516
  4,000   Johnson City, TN Hlth & Ed Fac

             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A (MBIA Insd)
             (Prerefunded @ 7/01/12) ...............          7.500   07/01/25        4,716,000
  4,000   Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Ser A ............................          5.500   07/01/36        3,918,160
  1,000   Metropolitan Nashville Arpt Auth
             TN Impt & Rfdg Ser A (FGIC
             Insd) .................................          6.600   07/01/14        1,115,590
  1,500   Shelby Cnty, TN Hlth Ed & Hsg
             Fac Brd Rev Trezevant Manor
             Proj Ser A ............................          5.625   09/01/26        1,444,725
  2,000   Tennessee Energy Acquisition
             Corp Gas Rev Ser A ....................          5.250   09/01/21        2,067,140
  1,460   Tennessee Hsg Dev Agy Home
             Ownership Pgm 2006 (AMT) ..............          5.150   01/01/37        1,445,838
    365   Tennessee Hsg Dev Agy Home
             Ownership Pgm 2-A (AMT) ...............          5.700   07/01/31          373,654
                                                                                 --------------
                                                                                     16,046,215
                                                                                 --------------
          TEXAS 11.2%
  1,250   Austin, TX Convention
             Enterprises Inc Convention Ctr
             Second Tier Rfdg Ser B ................          5.750   01/01/24        1,192,925
  1,000   Brazos Cnty, TX Hlth Fac Dev
             Oblig Grp .............................          5.375   01/01/32        1,008,010
  1,100   Coastal Bend Hlth Fac Dev TX
             Ser C (AMBAC Insd) (e) (i) ............          8.048   11/15/13        1,462,582
  2,420   Dallas Cnty, TX Cmnty College
             Dist Rev Fin Sys (AMBAC Insd)
             (Prerefunded @ 2/15/10) (a) ...........          5.375   02/15/16        2,566,628
    825   Dallas Cnty, TX Flood Ctl Dist
             Rfdg ..................................          6.750   04/01/16          857,612
  1,000   Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Impt & Rfdg Ser A (FGIC
             Insd) (AMT) ...........................          5.500   11/01/31        1,016,040
    730   Fort Worth, TX Wtr & Swr Rev
             Impt & Rfdg ...........................          5.750   02/15/16          785,597
    770   Fort Worth, TX Wtr & Swr Rev
             Impt & Rfdg (Prerefunded @
             8/15/10) ..............................          5.750   02/15/16          834,649
  4,000   Harris Cnty-Houston, TX Sports
             Auth Spl Rev Jr Lien Rfdg Ser B
             (MBIA Insd) ...........................          5.250   11/15/40        4,084,720
  1,000   Houston, TX Arpt Sys Rev Sub
             Lien Ser A (FSA Insd) (AMT) ...........          5.625   07/01/30        1,028,790

  3,345   Houston, TX Hotel Occupancy
             Tax Convention & Entmt Ser B
             (AMBAC Insd) ..........................          5.750   09/01/14        3,673,479
    130   Houston, TX Pub Impt & Rfdg
             (FSA Insd) ............................          5.750   03/01/15          140,198
 10,000   Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (FSA Insd) ............          5.250   05/15/21       10,976,100
  1,100   Lufkin, TX Hlth Fac Dev Corp Hlth
             Sys Rev Mem Hlth Sys East
             Texas .................................          5.500   02/15/32        1,066,472
  1,250   Lufkin, TX Hlth Fac Dev Corp Hlth
             Sys Rev Mem Hlth Sys East
             Texas .................................          5.500   02/15/37        1,200,138
  1,250   Matagorda Cnty, TX Navig Dist No
             1 Rev Coll Centerpoint Energy
             Proj Rfdg .............................          5.600   03/01/27        1,254,637
  1,000   Mesquite, TX Hlth Fac Dev Corp
             Retirement Fac Christian Care
             Ctr Ser A (Prerefunded @
             2/15/10) ..............................          7.625   02/15/28        1,110,640
  1,800   Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj ..................................          7.250   01/01/31        1,824,408
  1,000   North Central, TX Hlth Fac Dev
             Corp Rev Hosp Baylor Hlthcare
             Sys Proj Ser A ........................          5.125   05/15/29        1,004,420
  4,000   North Central, TX Hlth Fac Dev
             Hosp Childrens Med Ctr Dallas
             (AMBAC Insd) ..........................          5.250   08/15/32        4,060,320
  3,267   Region One Ed Svc Ctr Sub Tech
             Fac Proj (Acquired 12/30/97,
             Cost $3,458,636) (c) ..................          6.590   12/15/17        3,612,923
  1,000   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckingham Sr Living Cmnty
             Inc ...................................          5.625   11/15/27          920,440
  2,700   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckingham Sr Living Cmnty
             Inc ...................................          5.750   11/15/37        2,445,957
  5,500   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckner Retirement Svc Inc
             Proj ..................................          5.250   11/15/37        5,295,290
    450   Tarrant Cnty, TX Cultural Ed Fac

             Fin Corp Retirement Fac CC
             Young Mem Hom Proj ....................          5.750   02/15/25          427,280
     80   Texas Muni Pwr Agy Rev (MBIA
             Insd) (e) .............................            *     09/01/15           61,966
  2,000   Texas St Dept Hsg & Cmnty
             Affairs Single Family Rev Mtg
             Ser B (GNMA Collateralized)
             (AMT) .................................          5.250   09/01/32        2,006,360
    395   Texas St Pub Ppty Fin Corp Rev
             Mental Hlth & Retardation Rfdg
             (FSA Insd) ............................          5.500   09/01/13          395,928
  5,750   Texas St Trans Commn Mobility
             Fd (j) ................................          5.000   04/01/28        6,051,703
  3,500   Tyler, TX Hlth Fac Dev Corp Hosp
             Rev & Impt East TX Med
             Ctr Rfdg Ser A ........................          5.375   11/01/37        3,335,185
                                                                                 --------------
                                                                                     65,701,397
                                                                                 --------------
          UTAH 0.1%
    800   Utah St Charter Sch Fin Auth
             Charter Sch Rev Summit
             Academy Ser A .........................          5.800   06/15/38          779,552
                                                                                 --------------
          VERMONT 1.0%
  1,000   Vermont Econ Dev Auth Mtg Rev
             Wake Robin Corp Proj Ser A ............          5.375   05/01/36          876,150
  4,895   Vermont Hsg Fin Agy Multiple
             Purp Ser A (FSA Insd)
             (AMT) (b) .............................          5.150   05/01/38        4,839,091
                                                                                 --------------
                                                                                      5,715,241
                                                                                 --------------
          VIRGINIA 3.6%
  1,320   Fairfax Cnty, VA Ctf Partn ...............          5.300   04/15/23        1,389,894
    750   Peninsula Town Ctr Cmnty Dev
             Auth VA Spl Oblig .....................          6.350   09/01/28          750,218
  1,340   Richmond, VA (FSA Insd) ..................          5.500   01/15/10        1,424,487
  2,590   Tobacco Settlement Fin Corp VA ...........          5.500   06/01/26        2,927,347
  2,750   Tobacco Settlement Fin Corp VA
             (Prerefunded @ 6/01/15) ...............          5.625   06/01/37        3,209,498
  5,840   Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (b) ............          4.650   01/01/39        5,334,256
  4,475   Virginia St Hsg Dev Auth Comwlth
             Mtg Ser B (AMT) (b) ...................          4.850   01/01/36        4,229,518
  2,000   White Oak Vlg Shops VA Cmnty
             Dev Auth Spl Assmt Rev
             Special Assmt .........................          5.300   03/01/17        1,970,900
                                                                                 --------------
                                                                                     21,236,118
                                                                                 --------------

          WASHINGTON 4.6%
  5,000   Bellevue, WA Convention Ctr Auth
             Spl Oblig Rev Rfdg (MBIA
             Insd) .................................            *     02/01/24        2,348,150
  3,000   Clark Cnty, WA Pub Util Dist No
             001 Gen Sys Rev Rfdg (FSA
             Insd) .................................          5.625   01/01/12        3,170,850
  5,000   Cowlitz Cnty, WA Spl Swr Rev
             CSOB Wastewtr Treatment
             Rfdg (FGIC Insd) ......................          5.500   11/01/19        5,768,450
  3,000   Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd) .................................          5.500   07/01/18        3,254,070
  1,350   Kalispel Tribe Indians Priority Dist
             WA Rev ................................          6.625   01/01/28        1,344,722
  5,000   King Cnty, WA Rfdg Ser B (MBIA
             Insd) (Prerefunded @ 3/13/08) .........          5.250   01/01/34        5,068,350
  2,000   Port Seattle, WA Rev Ser B
             (MBIA Insd) (AMT) .....................          5.625   02/01/24        2,058,120
  1,500   Skagit Cnty, WA Pub Hosp Dist
             No 001  Rev Skagit Vy Hosp ............          5.750   12/01/28        1,527,495
  1,345   Tacoma, WA Elec Sys Rev Rfdg
             Ser A (FSA Insd) ......................          5.750   01/01/15        1,474,510
  1,000   Washington St Hsg Fin Cmnty
             Single Family Prog Ser 2-A
             (GNMA Collateralized) (AMT) ...........          4.700   12/01/38          927,430
                                                                                 --------------
                                                                                     26,942,147
                                                                                 --------------
          WEST VIRGINIA 0.6%
  3,500   Harrison Cnty, WV Cnty Cmnty
             Solid Waste Disp Rev Allegheny
             Energy Rfdg Ser D (AMT) ...............          5.500   10/15/37        3,466,820
                                                                                 --------------
          WISCONSIN 3.0%
  1,500   Waukesha, WI Redev Auth Hsg
             Revr Sr Kirkland Crossings Proj
             Rfdg ..................................          5.500   07/01/41        1,301,805
  5,230   Wisconsin Hsg & Econ Dev Auth
             Home Ownership Rev Ser A
             (AMT) (b) .............................          4.750   09/01/33        4,908,867
  5,935   Wisconsin Hsg & Econ Dev Auth
             Home Ownership Rev Ser A
             (AMT) (b) .............................          4.800   03/01/38        5,605,568
  5,000   Wisconsin St Hlth & Ed Fac Auth
             Mercy Hlth Sys Corp (AMBAC
             Insd) .................................          5.500   08/15/25        5,123,500
    400   Wisconsin St Hlth & Ed Fac Auth

             Rev Beaver Dam Cmnty Hosp
             Inc Ser A .............................          6.000   08/15/19          401,916
    200   Wisconsin St Hlth & Ed Fac Auth
             Rev Newcastle Place Inc Ser A .........          6.000   12/01/27          195,004
                                                                                 --------------
                                                                                     17,536,660
                                                                                 --------------
          WYOMING 0.2%
  1,000   Sweetwater Cnty, WY Solid
             Waste Disp Rev FMC Corp Proj
             Rfdg (AMT) ............................          5.600   12/01/35          956,120
                                                                                 --------------
          GUAM 1.0%
  6,000   Guam Pwr Auth Rev Ser A
             (AMBAC Insd) ..........................          5.250   10/01/34        6,015,060
                                                                                 --------------
          PUERTO RICO 1.1%
  2,000   Puerto Rico Muni Fin Agy Ser A
             (FSA Insd) ............................          5.250   08/01/20        2,160,560
  4,500   Puerto Rico Pub Bldg Auth Rev
             Gtd Govt Fac Ser I (Comwlth
             Gtd) ..................................          5.250   07/01/33        4,477,904
                                                                                 --------------
                                                                                      6,638,464
                                                                                 --------------
TOTAL LONG-TERM INVESTMENTS 189.8%
   (Cost $1,094,882,467)............................                              1,111,105,148
                                                                                 --------------
SHORT-TERM INVESTMENTS 1.1%
   (Cost $6,400,000)................................                                 6,400,000
                                                                                 --------------
TOTAL INVESTMENTS 190.9%
   (Cost $1,101,282,467)............................                              1,117,505,148
 LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
   RELATED TO SECURITIES HELD (37.0%)
   (Cost ($216,388,000))
   $(216,388) Notes with interest rates ranging
       from 2.25% to 4.05% at January 31, 2008 and
       contractual maturities of collateral ranging
       from 2021 to 2047 (k) .......................                             $ (216,388,000)
                                                                                 --------------
TOTAL NET INVESTMENTS 153.9%
   (Cost $884,894,467)..............................                                901,117,148
OTHER ASSETS IN EXCESS OF LIABILITIES 1.6%..........                                  9,610,127
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)
   (55.5%)..........................................                               (325,245,574)
                                                                                 --------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%.......                             $  585,481,701
                                                                                 ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the outstanding bond issuance.

(b)  Underlying security related to Inverse Floaters entered into by the Trust.

(c) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.4% of net assets applicable to common shares.

(d) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)  Escrowed to Maturity

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g)  Floating Rate Coupon

(h) All or a portion of this security has been physically segregated in connection with open futures contracts.

(i)  Inverse Floating Rate

(j)  Security purchased on a when-issued or delayed delivery basis.

(k) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2008.

ACA - American Capital Access

AGC - AGC Insured Custody Certificates

AMBAC - AMBAC Indemnity Corp.

AMT - Alternative Minimum Tax

CIFG - CDC IXIS Financial Guaranty

Comwlth - Commonwealth of Puerto Rico

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Investors Assurance Corp.

Radian - Radian Asset Assurance

XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:

                                                                    UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS   DEPRECIATION
                                                       ---------   -------------
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, March 2008 (Current
   Notional Value of $119,313 per contract) ........      580         $(1,567,419)
                                                          ===         ===========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008